Segments - Schedule of Net Sale by Product to External Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales to external customers	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 20,252,393	$ 16,208,122	$ 16,439,276
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									6,407,974	5,178,467	4,628,805
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,558,806	2,886,648	3,005,450
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,979,898	1,982,642	2,137,413
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									1,644,934	1,204,185	1,312,663
Tubular Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									917,235	60,106
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									4,000,606	3,687,448	3,966,895
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 1,742,940	$ 1,208,626	$ 1,388,050